Summary of Significant Accounting Policies - Schedule of Depreciation Using Straight-Line Method to Allocate Their Cost to Their Residual Values Over Their Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2020
Computers, Server & Switch and Office Equipment
Summary Of Significant Accounting Policies [Line Items]
Property and equipment	5 years
Wi-Fi Terminals for Data Connectivity Services
Summary Of Significant Accounting Policies [Line Items]
Property and equipment	2 years
Leasehold Improvement
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, estimated useful lives	Over the shorter of lease term or 3 years